8. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities
	2020	2019
	$	$
Deferred tax asset
Cumulative net operating losses	3,178,439	2,858,219
Less valuation allowance	(3,178,439)	(2,858,219)

Net deferred tax asset	-	-